UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04809

LIBERTY ALL-STAR EQUITY FUND

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Erin Nelson

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: July 1 – September 30, 2013

Item 1 – Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (97.16%)
CONSUMER DISCRETIONARY (13.71%)
Auto Components (1.93%)
Delphi Automotive PLC	76,275	$4,455,986
Johnson Controls, Inc.	217,343	9,019,734
Magna International, Inc.	36,207	2,989,250
TRW Automotive Holdings Corp.(a)	61,625	4,394,479

		20,859,449

Hotels, Restaurants & Leisure (2.90%)
Carnival Corp.	138,685	4,526,678
Marriott International, Inc., Class A	177,681	7,473,263
McDonald’s Corp.	26,000	2,501,460
Orient-Express Hotels Ltd., Class A(a)	124,147	1,611,428
Starbucks Corp.	198,127	15,249,835

		31,362,664

Household Durables (2.17%)
Lennar Corp., Class A	179,220	6,344,388
NVR, Inc.(a)	604	555,191
PulteGroup, Inc.	264,739	4,368,194
Taylor Morrison Home Corp.(a)	52,079	1,179,589
Toll Brothers, Inc.(a)	340,291	11,035,637

		23,482,999

Internet & Catalog Retail (2.13%)
Amazon.com, Inc.(a)	47,550	14,866,032
priceline.com, Inc.(a)	6,975	7,051,376
Shutterfly, Inc.(a)	19,627	1,096,757

		23,014,165

Media (1.46%)
Comcast Corp., Class A	70,440	3,180,366
News Corp.(a)	59,645	979,967
Omnicom Group, Inc.	115,525	7,328,906
The Walt Disney Co.	66,897	4,314,188

		15,803,427

Specialty Retail (2.10%)
Dick’s Sporting Goods, Inc.	69,643	3,717,544
The Home Depot, Inc.	61,907	4,695,646
Staples, Inc.	448,100	6,564,665
Tiffany & Co.	69,610	5,333,518
The TJX Cos., Inc.	41,562	2,343,681

		22,655,054

Textiles, Apparel & Luxury Goods (1.02%)
Michael Kors Holdings Ltd.(a)	18,353	1,367,666
NIKE, Inc., Class B	44,625	3,241,560
PVH Corp.	28,454	3,377,205
Ralph Lauren Corp.	18,399	3,030,867

		11,017,298

CONSUMER STAPLES (4.76%)
Beverages (1.17%)
The Coca-Cola Company	80,000	3,030,400
Diageo PLC(b)	47,600	6,049,008
PepsiCo, Inc.	45,000	3,577,500

		12,656,908

Food & Staples Retailing (0.88%)
Costco Wholesale Corp.	43,900	5,053,768
CVS Caremark Corp.	78,000	4,426,500

		9,480,268

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Food Products (1.47%)
Archer-Daniels-Midland Co.	175,000	$6,447,000
Kellogg Co.	47,000	2,760,310
Mead Johnson Nutrition Co.	43,400	3,222,884
Mondelez International, Inc., Class A	109,209	3,431,347

		15,861,541

Household Products (0.62%)
The Procter & Gamble Co.	89,000	6,727,510

Tobacco (0.62%)
Philip Morris International, Inc.	77,152	6,680,591

ENERGY (14.17%)
Energy Equipment & Services (4.43%)
Baker Hughes, Inc.	168,650	8,280,715
Dril-Quip, Inc.(a)	22,600	2,593,350
National-Oilwell Varco, Inc.	46,400	3,624,304
Oceaneering International, Inc.	66,400	5,394,336
Schlumberger Ltd.	246,598	21,789,399
Weatherford International Ltd.(a)	404,385	6,199,222

		47,881,326

Oil, Gas & Consumable Fuels (9.74%)
Anadarko Petroleum Corp.	14,000	1,301,860
Arch Coal, Inc.	1,990,156	8,179,541
BP PLC(b)	223,450	9,391,613
Chesapeake Energy Corp.	527,776	13,658,843
Chevron Corp.	52,900	6,427,350
Cobalt International Energy, Inc.(a)	236,150	5,870,689
ConocoPhillips	92,600	6,436,626
CONSOL Energy, Inc.	106,216	3,574,168
Devon Energy Corp.	262,023	15,134,449
Exxon Mobil Corp.	44,775	3,852,441
Occidental Petroleum Corp.	85,000	7,950,900
Peabody Energy Corp.	450,788	7,776,093
Royal Dutch Shell PLC(b)	148,763	9,770,741
WPX Energy, Inc.(a)	308,920	5,949,799

		105,275,113

FINANCIALS (24.47%)
Capital Markets (5.28%)
The Charles Schwab Corp.	420,100	8,880,914
Franklin Resources, Inc.	85,600	4,327,080
The Goldman Sachs Group, Inc.	37,450	5,924,965
Invesco Ltd.	169,475	5,406,253
Morgan Stanley	573,312	15,450,758
State Street Corp.	170,675	11,221,881
UBS AG	284,025	5,828,193

		57,040,044

Commercial Banks (4.43%)
BB&T Corp.	205,000	6,918,750
First Republic Bank	47,064	2,194,594
Huntington Bancshares, Inc.	283,211	2,339,323
KeyCorp	227,950	2,598,630
The PNC Financial Services Group, Inc.	70,666	5,119,752
Regions Financial Corp.	505,548	4,681,374
SunTrust Banks, Inc.	460,443	14,927,562
Wells Fargo & Co.	222,000	9,173,040

		47,953,025

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Consumer Finance (0.80%)
American Express Co.	91,500	$6,910,080
Capital One Financial Corp.	25,200	1,732,248

		8,642,328

Diversified Financial Services (6.07%)
Bank of America Corp.	1,150,846	15,881,675
Citigroup, Inc.	377,074	18,291,860
CME Group, Inc.	64,636	4,775,308
ING US, Inc.	137,250	4,009,072
JPMorgan Chase & Co.	437,965	22,638,411

		65,596,326

Insurance (6.50%)
ACE Ltd.	92,479	8,652,335
The Allstate Corp.	119,680	6,049,824
American International Group, Inc.	288,641	14,036,612
Assured Guaranty Ltd.	247,204	4,635,075
Axis Capital Holdings Ltd.	156,000	6,756,360
Genworth Financial, Inc., Class A(a)	81,639	1,044,163
The Hartford Financial Services Group, Inc.	226,310	7,042,767
MetLife, Inc.	336,675	15,806,891
Willis Group Holdings PLC	115,350	4,998,116
WR Berkley Corp.	27,976	1,199,051

		70,221,194

Real Estate Investment Trusts (1.18%)
American Tower Corp.	120,260	8,914,874
Camden Property Trust	62,419	3,835,023

		12,749,897

Real Estate Management & Development (0.21%)
Zillow, Inc., Class A(a)	26,972	2,275,628

HEALTH CARE (9.79%)
Biotechnology (1.55%)
BioMarin Pharmaceutical, Inc.(a)	81,945	5,918,068
Celgene Corp.(a)	38,900	5,987,877
Gilead Sciences, Inc.(a)	77,224	4,852,756

		16,758,701

Health Care Equipment & Supplies (1.91%)
Becton, Dickinson & Co.	43,350	4,335,867
Edwards Lifesciences Corp.(a)	75,815	5,278,998
Hologic, Inc.(a)	186,452	3,850,234
Zimmer Holdings, Inc.	87,000	7,146,180

		20,611,279

Health Care Providers & Services (2.55%)
Brookdale Senior Living, Inc.(a)	232,492	6,114,540
Catamaran Corp.(a)	170,979	7,856,485
Cigna Corp.	70,375	5,409,022
Express Scripts Holding Co.(a)	54,800	3,385,544
Laboratory Corp. of America Holdings(a)	47,850	4,743,849

		27,509,440

Health Care Technology (1.29%)
athenahealth, Inc.(a)	45,900	4,982,904
Cerner Corp.(a)	170,968	8,984,369

		13,967,273

Life Sciences Tools & Services (0.44%)
Thermo Fisher Scientific, Inc.	52,000	4,791,800

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Pharmaceuticals (2.05%)
Abbott Laboratories	97,525	$3,236,855
Allergan, Inc.	59,900	5,417,955
Johnson & Johnson	86,500	7,498,685
Teva Pharmaceutical Industries Ltd.(b)	159,000	6,007,020

		22,160,515

INDUSTRIALS (7.71%)
Aerospace & Defense (2.22%)
The Boeing Co.	26,970	3,168,975
L-3 Communications Holdings, Inc.	53,950	5,098,275
Northrop Grumman Corp.	34,450	3,281,707
Precision Castparts Corp.	46,768	10,627,560
Textron, Inc.	65,841	1,817,870

		23,994,387

Airlines (0.26%)
US Airways Group, Inc.(a)	145,200	2,752,992

Building Products (0.43%)
Masco Corp.	218,425	4,648,084

Construction & Engineering (0.47%)
Fluor Corp.	71,685	5,086,768

Electrical Equipment (0.64%)
Emerson Electric Co.	107,500	6,955,250

Machinery (1.67%)
Caterpillar, Inc.	61,800	5,152,266
Joy Global, Inc.	77,083	3,934,316
Navistar International Corp.(a)	123,127	4,491,673
Parker Hannifin Corp.	41,150	4,473,828

		18,052,083

Professional Services (0.59%)
Verisk Analytics, Inc., Class A(a)	98,300	6,385,568

Trading Companies & Distributors (1.12%)
Fastenal Co.	130,082	6,536,620
United Rentals, Inc.(a)	95,716	5,579,286

		12,115,906

Transportation Infrastructure (0.31%)
Aegean Marine Petroleum Network, Inc.	286,345	3,396,052

INFORMATION TECHNOLOGY (19.52%)
Communications Equipment (3.29%)
Cisco Systems, Inc.	361,577	8,468,134
QUALCOMM, Inc.	402,353	27,102,498

		35,570,632

Computers & Peripherals (2.12%)
Dell, Inc.	433,522	5,969,598
Hewlett-Packard Co.	655,850	13,759,733
Stratasys Ltd.(a)	31,393	3,178,855

		22,908,186

Electronic Equipment & Instruments (1.70%)
Corning, Inc.	455,000	6,638,450
LG Display Co. Ltd.(b)	43,560	519,671

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Electronic Equipment & Instruments (continued)
TE Connectivity Ltd.	217,325	$11,253,088

		18,411,209

Internet Software & Services (4.45%)
eBay, Inc.(a)	63,026	3,516,221
Equinix, Inc.(a)	36,145	6,638,029
Google, Inc., Class A(a)	30,083	26,350,000
LinkedIn Corp., Class A(a)	37,216	9,157,369
Rackspace Hosting, Inc.(a)	47,037	2,481,672

		48,143,291

IT Services (1.69%)
Visa, Inc., Class A	73,968	14,135,285
The Western Union Co.	219,722	4,100,012

		18,235,297

Semiconductors & Semiconductor Equipment (1.03%)
Altera Corp.	110,360	4,100,978
ARM Holdings PLC(b)	146,300	7,039,956

		11,140,934

Software (5.24%)
Citrix Systems, Inc.(a)	76,074	5,371,585
Microsoft Corp.	437,100	14,559,801
Oracle Corp.	233,875	7,757,634
Salesforce.com, Inc.(a)	369,300	19,170,363
Splunk, Inc.(a)	83,300	5,001,332
VMware, Inc., Class A(a)	58,900	4,765,010

		56,625,725

MATERIALS (2.40%)
Chemicals (1.49%)
EI du Pont de Nemours & Co.	65,000	3,806,400
Praxair, Inc.	50,400	6,058,584
The Sherwin-Williams Co.	34,318	6,252,053

		16,117,037

Metals & Mining (0.91%)
Alcoa, Inc.	124,420	1,010,291
Freeport-McMoRan Copper & Gold, Inc.	152,235	5,035,934
Silver Wheaton Corp.	150,520	3,728,380

		9,774,605

UTILITIES (0.63%)
Electric Utilities (0.48%)
Entergy Corp.	80,975	5,116,810
FirstEnergy Corp.	2,200	80,190

		5,197,000

Independent Power Producers & Energy Traders (0.15%)
NRG Energy, Inc.	57,831	1,580,521

TOTAL COMMON STOCKS (COST OF $912,909,294)		1,050,127,290

	PAR VALUE	MARKET VALUE
SHORT TERM INVESTMENT (2.88%)
REPURCHASE AGREEMENT (2.88%)
Repurchase agreement with State Street Bank & Trust Co., dated 09/30/13, due 10/01/13 at 0.01%, collateralized by Federal National Mortgage Association 3.00%, 03/15/43, market value of $31,806,098 (Repurchase proceeds of $31,163,009) (COST OF $31,163,000)	$31,163,000	$31,163,000

TOTAL INVESTMENTS (100.04%) (COST OF $944,072,294)(c)		1,081,290,290
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.04%)		(430,594)

NET ASSETS (100.00%)		$1,080,859,696

NET ASSET VALUE PER SHARE (174,433,105 SHARES OUTSTANDING)		$6.20

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Cost of investments for federal income tax purposes is $951,973,799.

Gross unrealized appreciation and depreciation at September 30, 2013 based on cost of investment for federal income tax purpose is as follows:

Gross unrealized appreciation	$209,304,626
Gross unrealized depreciation	(79,988,135)
Net unrealized appreciation	$129,316,491

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Schedule of Investments.

LIBERTY ALL STAR EQUITY FUND

Notes to Schedule of Investments

September 30, 2013 (unaudited)

Security Valuation

Equity securities including common stocks are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) exchange, which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Board of Trustees.

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers. For the period ended September 30, 2013, the Fund only held American Depositary Receipts and did not hold any securities denominated in foreign currencies.

Security Transactions

Security transactions are recorded on trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund engages in repurchase agreement transactions with institutions that the Fund’s investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013. The Fund recognizes transfers between the levels as of the beginning of the annual period in which the transfer occurred.

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,050,127,290	$–	$–	$1,050,127,290
Short Term Investment	–	31,163,000	–	31,163,000
Total	$1,050,127,290	$31,163,000	$–	$1,081,290,290

*See Schedule of Investments for industry classification.

For the period ended September 30, 2013, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Directors and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR EQUITY FUND

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 21, 2013

By:	/s/ Kimberly Storms
Kimberly Storms
Treasurer (principal financial officer)

Date:	November 21, 2013